24 Subsequent events	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
24	Subsequent events

a) Acquisition of iClinic

On October 9, 2020, Afya Brazil entered into an agreement for the acquisition of 100% of the share capital of iClinic (comprised by iClinic Participações S.A., iClinic Desenvolvimento de Software Ltda. and Black River Brazil Participações S.A.). iClinic is a SaaS model physician focused technology company and the leading medical practice management software in Brazil. iClinic empower doctors to be more independent and have more control over their careers by digitalizing their daily routine, so they can increase their productivity and deliver better healthcare services. With the acquisition of iClinic to our platform Afya will make another step to become the one stop shop for physicians in Brazil.

The acquisition was concluded on January 21, 2021. The aggregate net purchase price is R$182,656: (i) 61.5% is payable in cash, and (ii) 38.5% is payable with Afya's shares on the transaction closing date.

The acquisition date fair value of each major class of consideration, including the allocation of the purchase price has not been completed by the Company as of the issuance date of these financial statements. The impact on revenue and profit or loss of the combined entity for the current reporting period as if the acquisition date had been as of the beginning of the annual reporting period is not available as the Company did not conclude this acquisition by December 31, 2020. Therefore, these financial statements do not include this information. All the precedent conditions were satisfied and this acquisition was closed on January 21, 2021. The transaction costs to date amounted to R$ 421. Any goodwill generated in the transaction is not expected to be deductible for tax purposes.

b) Acquisition of Medicinae

On March 25, 2021, Afya Brazil concluded the acquisition of 100% of the total share capital of Medicinae Solutions S.A., a leading Brazilian healthcare technology company that specializes in healthcare payments and financial services.

The acquisition will expand Afya’s digital health services, as it offers a unique financial platform that allows healthcare professionals all over Brazil to manage receivables in an efficient and scalable way using FIDC (Receivables Investment Fund). Medicinae relieves a number of challenges in the healthcare payments industry, as reduces long payment cycles for professionals and consolidates financial information, improving the consumer financial experience.

The aggregate purchase price is R$ 5,600 of which 100% was paid in cash on the transaction closing date. An earn-out of R$ 4,400 is payable in connection with product development goals for 2021 and revenue achievements for 2022.

The acquisition date fair value of each major class of consideration, including the allocation of the purchase price has not been completed by the Company as of the issuance date of these financial statements. The impact on revenue and profit or loss of the combined entity for the current reporting period as if the acquisition date had been as of the beginning of the annual reporting period is not available as the Company did not conclude this acquisition by December 31, 2020. Therefore, these financial statements do not include this information. The transaction costs to date amounted to R$ 169. Any goodwill generated in the transaction is not expected to be deductible for tax purposes.

c) Acquisition of Medical Harbour

On April 8, 2021, Afya Brazil acquired 100% of the total share capital of Medical Harbour Aparelhos Médico Hospitalares e Serviços em Tecnologia Ltda. through its wholly-owned subsidiary Afya Brazil.

Medical Harbour offers educational health and medical imaging solutions through an interactive platform for anatomical study, 3D virtual dissection and analysis of medical images, which allow the exploration, and knowledge of human anatomy with digital resources.

The aggregate purchase price is R$ 5,000 of which 100% was paid in cash on the transaction closing date. An earn-out of R$ 9,000 is payable in connection with product development goals for 2021 and 2022 and revenue achievements for 2023.

The acquisition date fair value of each major class of consideration, including the allocation of the purchase price has not been completed by the Company as of the issuance date of these financial statements. The impact on revenue and profit or loss of the combined entity for the current reporting period as if the acquisition date had been as of the beginning of the annual reporting period is not available as the Company did not conclude this acquisition by December 31, 2020. Therefore, these financial statements do not include this information. The transaction costs to date amounted to R$ 48. Any goodwill generated in the transaction is not expected to be deductible for tax purposes.

d) Acquisition of Cliquefarma

On April 16, 2021, Afya Brazil acquired 100% of the total share capital of Cliquefarma Drogarias Online Ltda., a healthtech company operating a free-to-use website that tracks prescription drugs, cosmetics and personal hygiene product prices in Brazil.

Users of Cliquefarma can easily search for medications or healthcare products and compare prices from over 5,000 pharmacies in Brazi. The traffic generated is monetized through a cost-per-click model, where drugstores pay for each click on their advertisements.

The aggregate purchase price is R$ 19,165 of which R$16,165 was paid in cash on the transaction closing date and R$3,000 was paid in Afya’s stocks. An earn-out of R$ 3,000 is payable in connection with product developments for 2021.

The acquisition date fair value of each major class of consideration, including the allocation of the purchase price has not been completed by the Company as of the issuance date of these financial statements. The impact on revenue and profit or loss of the combined entity for the current reporting period as if the acquisition date had been as of the beginning of the annual reporting period is not available as the Company did not conclude this acquisition by December 31, 2020. Therefore, these financial statements do not include this information. The transaction costs to date amounted to R$ 22. Any goodwill generated in the transaction is not expected to be deductible for tax purposes.

e) Investment from the SoftBank Latin America Fund

On April 26, 2021, SoftBank Latin America Fund (“SoftBank”) agreed to purchase approximately R$822,000, equivalent to US$150,000, of Afya’s Series A perpetual convertible preferred shares, subject to customary closing conditions.

The key terms of the perpetual convertible preferred shares are: (i) 6.5% per annum cumulative dividend payable quarterly and in Brazilian reais (payable in U.S. Dollar in Brazilian reais equivalent); (ii) SoftBank shall have the right at any time, to convert its Series A Preference Shares into 5,917,888 common shares, established at US$25.35; (iii) SoftBank shall have the right to redeem any time after the 5th year anniversary at 105% premium; and (iv) Afya will have the right to force conversion after the 3rd year anniversary if forced conversion trigger conditions are satisfied.

SoftBank and its affiliates will beneficially own approximately 8.4% of the total shares of the company (on an as-converted basis for the Series A perpetual convertible preferred shares).

f) Share-based compensation

In January 2021, 545,000 additional stock options were granted, with an exercise price of R$115 (in Brazilian Reais). These stock options will vest in five annual installments.

In March 2021, 65,000 additional stock options were granted, with an exercise price of R$105 (in Brazilian Reais). These stock options will vest in five annual installments.

In April 2021, 139,000 additional stock options were granted, with an exercise price of R$105 (in Brazilian Reais). These stock options will vest in five annual installments.